Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of selected financial information by segment	The following tables summarize selected financial information by segment for the years ended December 31, 2022, 2021 and 2020:

2022	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues from external customers	€85,474	€63,226	€6,453	€15,640	€4,500	€2,322	€1,953	€24	€179,592
Net revenues from transactions with other segments	1	85	—	(20)	5	(2)	1,216	(1,285)	—
Net revenues	85,475	63,311	6,453	15,620	4,505	2,320	3,169	(1,261)	179,592

Net profit/(loss) from continuing operations									€16,779
Tax expense									€2,729
Net financial expenses									€768
Share of the profit of equity method investees									€(264)
Operating income									€20,012
Adjustments:
Restructuring costs and other costs, net of reversals(1)	€56	€1,020	€—	€36	€—	€2	€30	€—	€1,144
Takata recall campaign(2)	€382	€545	€22	€2	€—	€—	€—	€—	€951
CAFE penalty rate(3)	€660	€—	€—	€—	€—	€—	€—	€—	€660
Change in estimate of non-contractual warranties(4)	€—	€294	€14	€3	€3	€—	€—	€—	€314
Impairment expense and supplier obligations(5)	€99	€92	€—	€45	€—	€—	€—	€1	€237
Patents litigation(6)	€93	€40	€—	€1	€—	€—	€—	€—	€134
Other(7)	€(24)	€(232)	€(1)	€62	€36	€—	€27	€3	€(129)
Total adjustments Jan 1 - Dec 31, 2022	€1,266	€1,759	€35	€149	€39	€2	€57	€4	€3,311
Adjusted Operating income	€13,989	€6,293	€1,078	€2,048	€654	€201	€(495)	€(445)	€23,323

Share of profit of equity method investees	€(2)	€(75)	€110	€—	€(310)	€—	€541	€—	€264
______________________________________________________________________________________________________________________________
(1) Primarily related to workforce reductions, mainly in Enlarged Europe, North America and South America
(2) Extension of Takata airbags recall campaign
(3) Increase in provision related to Model Year 2019 - 2021 CAFE penalty rate adjustment. Refer to Note 21, Provisions, for additional information
(4) Further refinements in estimate for warranty costs incurred after the contractual warranty period
(5) Primarily impairment expense in Enlarged Europe, mainly related to Russia, as well as North America and South America
(6) Provision related to litigation by certain patent owners related to the use of certain technologies in prior periods
(7) Mainly related to release of litigation provisions, changes in ownership of equity method investments, partially offset by net losses on disposals

2021	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues(1)	€67,715	€58,728	€5,165	€10,496	€3,927	€2,003	€2,768	€(1,383)	€149,419
Net revenues from transactions with other segments	(9)	(126)	—	(22)	(3)	(1)	(1,222)	1,383	—
Net revenues from external customers(1)	67,706	58,602	5,165	10,474	3,924	2,002	1,546	—	149,419
Add: FCA Net revenues from external customers January 1 - January 16, 2021(2)	2,015	335	36	189	51	18	60	—	2,704
Add: Pro forma adjustments(3)	3	(7)	—	—	—	—	—	—	(4)
Pro Forma Net revenues from external customers, January 1 - December 31, 2021	69,724	58,930	5,201	10,663	3,975	2,020	1,606	—	152,119
Net revenues from transactions with other segments	12	130	—	18	5	1	1,122	(1,288)	—
Pro Forma Net revenues(4)	€69,736	€59,060	€5,201	€10,681	€3,980	€2,021	€2,728	€(1,288)	€152,119

Net profit from continuing operations									€13,218
Tax expense									€1,911
Net financial expenses									€734
Share of the profit of equity method investees									€(737)
Operating income									€15,126
Add: FCA operating income, January 1 - 16, 2021									€77
Add: Pro forma adjustments									€96
Pro Forma Operating income									€15,299
Adjustments:
Restructuring costs and other costs, net of reversals(5)	€(4)	€781	€2	€54	€—	€1	€39	€—	€873
Change in estimate of non-contractual warranties(6)	€2	€581	€57	€68	€13	€11	€—	€—	€732
Reversal of inventory fair value adjustment in purchase accounting(7)	€401	€89	€—	€13	€19	€—	€—	€—	€522
Impairment expense and supplier obligations(8)	€58	€233	€6	€6	€—	€6	€—	€—	€309
Brazilian indirect tax - reversal of liability/recognition of credits(9)	€—	€—	€—	€(253)	€—	€—	€—	€—	€(253)
Other(10)	€228	€(17)	€(6)	€41	€7	€2	€140	€134	€529
Total adjustments Jan 1 - Dec 31, 2021	€685	€1,667	€59	€(71)	€39	€20	€179	€134	€2,712
Pro Forma Adjusted Operating income	€11,356	€5,370	€545	€882	€442	€103	€(718)	€31	€18,011

Share of profit of equity method investees	€(14)	€(46)	€118	€—	€(7)	€—	€686	€—	€737
______________________________________________________________________________________________________________________________
(1) Groupe PSA (“PSA”) was identified as the accounting acquirer in the FCA-PSA merger, which was accounted for as a reverse acquisition, under IFRS 3 – Business
Combinations, and, as such, it contributed to the results of the Company beginning January 1, 2021. FCA was consolidated into Stellantis effective January 17, 2021, the day after the merger became effective
(2) FCA consolidated Net revenues, January 1 - January 16, 2021, excluding intercompany transactions
(3) Reclassifications made to present FCA’s Net revenues January 1 - January 16, 2021 consistently with that of PSA
(4) Pro forma Stellantis consolidated Net revenues, January 1 - December 31, 2021
(5) Restructuring and other costs related to the reorganization of operations and the dealer network primarily in Enlarged Europe
(6) Change in estimate for warranty costs incurred after the contractual warranty period. Refer to Note 21, Provisions, for additional information
(7) Reversal of fair value adjustment recognized in purchase accounting on FCA inventories
(8) Primarily related to certain vehicle platforms in Enlarged Europe
(9) Benefit related to the final decision of the Brazilian Supreme Court on the calculation of the state value added tax, resulting in the recognition of €87 million in Net revenues and €166 million in Selling, general and other costs. Refer to Note 23, Other liabilities, for additional information
(10) Includes other costs primarily related to merger and integration activities

2021	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)

Net profit/(loss) from continuing operations									€13,218
Tax expense									€1,911
Net financial expenses									€734
Share of the profit of equity method investees									€(737)
Operating income									€15,126
Adjustments:
Restructuring costs and other costs, net of reversals(1)	€(4)	€781	€2	€54	€—	€1	€39	€—	€873
Change in estimates of non-contractual warranties(2)	€2	€581	€57	€68	€13	€11	€—	€—	€732
Reversal of inventory fair value adjustment in purchase accounting(3)	€401	€89	€—	€13	€19	€—	€—	€—	€522
Impairment expense and supplier obligations(4)	€58	€233	€6	€6	€—	€6	€—	€—	€309
Brazilian indirect tax - reversal of liability/recognition of credits(5)	€—	€—	€—	€(253)	€—	€—	€—	€—	€(253)
Other(6)	€228	€(17)	€(6)	€41	€7	€2	€140	€134	€529
Total adjustments Jan 1 - Dec 31, 2021	€685	€1,667	€59	€(71)	€39	€20	€179	€134	€2,712
Less: Adjustments Jan 1-16, 2021(7)	€—	€—	€—	€—	€—	€—	€—	€—	€11
Adjusted Operating income	€11,103	€5,419	€554	€873	€444	€116	€(713)	€31	€17,827

_______________________________________________________________________________________________________________________________________________
(1) Restructuring and other costs related to the reorganization of operations and the dealer network primarily in Enlarged Europe
(2) Change in estimate for warranty costs incurred after the contractual warranty period. Refer to Note 21, Provisions, for additional information
(3) Reversal of fair value adjustment recognized in purchase accounting on FCA inventories
(4) Primarily related to certain vehicle platforms in Enlarged Europe
(5) Benefit related to the final decision of the Brazilian Supreme Court on the calculation of the state value added tax, resulting in the recognition of €87 million in Net revenues and €166 million in Selling, general and other costs. Refer to Note 23, Other liabilities, for additional information
(6) Includes other costs primarily related to merger and integration activities
(7) Primarily costs related to the merger

2020	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues from external customers, restated(1)	€122	€42,383	€3,055	€1,153	€864	€—	€79	€0	€47,656
Add: FCA Net revenues from external customers January 1 - December 31, 2020(2)	60,307	14,497	1,680	5,236	2,267	1,376	1,313	—	86,676
Add: Pro forma adjustments(3)	189	(490)	0	(134)	15	(3)	(27)	—	(450)
Pro Forma Net revenues from external customers	60,618	56,390	4,735	6,255	3,146	1,373	1,365	0	133,882
Net revenues from transactions with other segments	15	90	21	(3)	54	2	1,124	(1,303)	—
Pro Forma Net revenues(4)	60,633	56,480	4,756	6,252	3,200	1,375	2,489	(1,303)	133,882

Net profit from continuing operations									€2,338
Tax expense									€504
Net financial expenses									€94
Share of the loss of equity method investees									€74
Add: FCA operating income, January 1 - December 31, 2020									€2,165
Add: Pro forma adjustments									€2,261
Pro Forma Operating income									€7,436
Adjustments:
Impairment expense and supplier obligations(5)	€154	€319	€(1)	€176	€135	€297	€5	€44	€1,129
Restructuring costs, net of reversal(6)	€32	€414	€—	€27	€—	€3	€14	€—	€490
Provision for U.S. investigation matters(7)	€—	€—	€—	€—	€—	€—	€—	€222	€222
Loss/(gain) on disposal of investments(8)	€—	€10	€—	€—	€(204)	€—	€16	€—	€(178)
Other(9)	€10	€(199)	€(4)	€(2)	€—	€4	€141	€175	€125
Total adjustments	€196	€544	€(5)	€201	€(69)	€304	€176	€441	€1,788
Pro Forma Adjusted Operating income	€6,123	€3,059	€300	€156	€231	€(91)	€(487)	€(67)	€9,224

Share of profit of equity method investees	€—	€(3)	€1	€—	€(446)	€—	€374	€—	€(74)
______________________________________________________________________________________________________________________________
(1) Net revenues from external customers of PSA as reported, re-presented to reflect the reportable segments presented by the Company, and to exclude the results of Faurecia S.E., which has been presented as a discontinued operation in the comparative Income Statement of the Company for the year ended December 31,2020
(2) Net revenues from external customers of FCA as reported, re-presented to reflect the reportable segments presented by the Company
(3) Reclassifications made to present FCA’s Net revenues consistently with that of PSA
(4) Pro forma Stellantis consolidated Net revenues presented as if the FCA-PSA merger had been completed on January 1, 2020
(5) Impairment expense and supplier obligations, primarily related to impairment expense in North America, South America, Enlarged Europe and China and India & Asia Pacific due to reduced volume expectations primarily as a result of the estimated impacts of COVID, impairments of certain assets in Maserati and certain B-segment assets in Enlarged Europe, as well as impairments in North America due to the change in CAFE penalty rates for future model years
(6) Restructuring costs related to reorganization of operations, primarily in Enlarged Europe
(7) Provision recognized for estimated probable loss to settle matters under investigation by the U.S. Department of Justice, primarily related to criminal investigations associated with U.S. diesel emissions matters
(8) Loss/(gain) on disposal of investment primarily related to the disposal of CAPSA, which was a joint venture in China
(9) Primarily includes other costs related to merger and litigation proceedings

Disclosure of information about geographical area
Net revenues by geographical area were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Net revenues in:
North America(1)	€87,283	€68,885	€122
France	16,365	15,421	14,345
Brazil	11,363	7,607	282
Italy	10,840	10,065	3,513
Germany	9,046	7,891	5,545
United Kingdom	7,348	6,106	4,591
Spain	5,307	4,428	3,508
Turkey	3,110	2,294	1,658
Argentina	2,735	1,961	434
Belgium	2,552	2,214	2,185
China	1,811	2,013	133
Netherlands	1,376	1,192	1,030
Poland	1,230	1,273	753
Japan	1,152	1,174	440
Portugal	1,138	917	704
Austria	801	1,085	685
Switzerland	763	1,160	361
Other countries	15,372	13,733	7,367
Total Net revenues	€179,592	€149,419	€47,656
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2022	2021
	(€ million)
North America(1)	€50,410	€48,344
France	16,031	14,717
Italy	8,646	9,564
Germany	5,334	4,918
Brazil	3,556	2,946
Spain	2,030	2,096
United Kingdom	1,278	1,335
Poland	812	637
Slovakia	377	392
Serbia	105	109
Other countries	3,536	3,221
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	92,115	88,279
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment